SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2026
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

NOTE 11 – SHAREHOLDERS’ EQUITY

Ordinary Shares

The Company was originally authorized to issue up to 50,000,000 ordinary shares with a par value of $0.001 per share at inception. At an extraordinary general meeting held on April 28, 2025, the shareholders approved a share consolidation, pursuant to which each of the Company’s 50,000,000 authorized ordinary shares of $0.001 par value (including all issued and unissued shares) was consolidated on a 25-for-1 basis. As a result, the Company’s authorized share capital was reduced to 2,000,000 ordinary shares with a par value of $0.025 per share.

On September 22, 2025, the shareholders approved a resolution to re-designate the Company’s 2,000,000 authorized shares into (i) 1,592,000 Class A ordinary shares with a par value of $0.025 per share and (ii) 408,000 Class B ordinary shares with a par value of $0.025 per share.

On the same date, the shareholders further approved an increase in the Company’s authorized share capital from 2,000,000 shares to 10,000,000,000 shares, comprising (i) 9,999,592,000 Class A ordinary shares with a par value of $0.025 per share and (ii) 408,000 Class B ordinary shares with a par value of $0.025 per share.

On January 22, 2026, at the Company’s extraordinary general meeting, the shareholders of the Company passed the resolution to authorize that in the event that the closing bid price per listed share of the Company on the Nasdaq Capital Market falls below US$1.00, each of the 10,000,000,000 authorized ordinary shares in the Company of US$0.025 par value (including all issued ordinary shares and any unissued ordinary shares) be consolidated at the consolidation ratio and effective time as the board of directors may determine at their sole discretion, provided that the consolidation ratio shall be not less than 2:1 and not more than 50:1, with such consolidated shares having the same rights and being subject to the same restrictions as set out in the Articles. On February 19, 2026, the board of directors of the Company approved a resolution to effect a 35-for-1 consolidation of its ordinary shares. Pursuant to the consolidation, each 35 authorized ordinary shares with a par value of $0.025 per share (including all issued and unissued shares) were combined into one ordinary share. As a result, the Company’s authorized share capital was reduced from 10,000,000,000 ordinary shares of $0.025 par value each to 285,714,286 ordinary shares of $0.875 par value each, having such rights and subject to such restrictions as set forth in the Articles. The accompanying condensed consolidated financial statements have been retroactively adjusted to reflect the share consolidation.

On April 21, 2026, the shareholders further approved an increase in the Company’s authorized share capital from 285,714,286 shares to 5,100,000,000 shares, comprising (i) 5,000,000,000 Class A ordinary shares with a par value of $0.875 per share and (ii) 100,000,000 Class B ordinary shares with a par value of $0.875 per share.

In February 2025, investors exercised 1,715 September 2024 Series A Warrants at an exercise price of $189.00 per warrant. The Company received cash proceeds of $324,000, which were recorded in equity. As of June 30, 2026 and December 31, 2025, 16,543 September 2024 Series A Warrants remained outstanding. The September 2024 Series A Warrants had fair values of $4,655 and $333,657 recorded as current liabilities as of June 30, 2026 and December 31, 2025, respectively.

In February and March, 2026, the Company issued 1,071,377 Class A ordinary shares at par value of $0.875 each. As a result, $937,455 was recorded as common stock and $6,673,347 was credited to additional paid in capital in the condensed consolidated financial statements.

On April 30, 2026, the Company issued 200,000 Class B ordinary shares to the Chief Executive Officer for his compensation. The shares were valued at $0.0657 per share based on the closing market price on the same date. As a result, $175,000 was recorded as common stock and $161,860 was debited to additional paid in capital in the condensed consolidated financial statements.

On June 11, 2026, the Company issued 730,000 Class A ordinary shares to Leyong Lin and his nominees as partial consideration for acquisition of 75% ownership interest of Mirai. The shares were valued at $0.575 per share. As a result, $638,750 was recorded as common stock and $218,750 was debited to additional paid in capital in the condensed consolidated financial statements.

On June 24, 2026, the Company issued 120,000 Class A ordinary shares to the directors as their compensation package. The shares were valued at $0.4598 per share based on the closing market price on the same date. As a result, $105,000 was recorded as common stock and $49,824 was debited to additional paid in capital in the condensed consolidated financial statements.

On June 25, 2026, the Company issued 80,000 Class A ordinary shares to the Chief Knowledge Officer as her compensation package. The shares were valued at $0.3588 per share based on the closing market price on the same date. As a result, $70,000 was recorded as common stock and $41,296 was debited to additional paid in capital in the condensed consolidated financial statements.

As of June 30, 2026 and up to the date of this report, the Company had 2,372,547 shares of common stock in issue, comprising (i) 2,160,890 Class A ordinary shares with a par value of $0.875 per share and (ii) 211,657 Class B ordinary shares with a par value of $0.875 per share.